Net Income per Share	12 Months Ended
Dec. 31, 2020
Net Income per Share
Net Income per Share

12. Net Income per Share

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2018, 2019 and 2020, options to purchase ordinary shares and RSUs of 2.2 million, 1.0 million and 0.7 million, as well as the number of “if converted” shares related to convertible debt of 6.8 million in 2018, were recognized as dilutive factors and included in the calculation of diluted net income per share. For the years ended December 31, 2018, 2019 and 2020, options and RSUs which were anti-dilutive and excluded from the calculation of diluted net income per share were 0.06 million, 0.44 million and 3.26 million, respectively. During each of the years ended December 31, 2019 and 2020, shares of 6.8 million convertible from the convertible debt were anti-dilutive and excluded from the calculation of diluted net income per share.

The following table sets forth the computation of basic and diluted net income per share for the periods presented:

	Year Ended December 31,
	2018	2019	2020

	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo	$571,823	$494,675	$313,364
Denominator:
Weighted average ordinary shares outstanding	223,751	225,452	226,921
Basic net income per share attributable to Weibo	$2.56	$2.19	$1.38

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo	$571,823	$494,675	$313,364
Add: Effect on interest expenses and amortized issuance cost of convertible debt	15,390	—	—
Net income attributable to Weibo for calculating diluted net income per share	587,213	494,675	313,364
Denominator:
Weighted average ordinary shares outstanding	223,751	225,452	226,921
Effects of dilutive securities
Stock options	283	153	71
Unvested restricted share units	1,896	807	645
Convertible debt	6,753	—	—
Shares used in computing diluted net income per share attributable to Weibo	232,683	226,412	227,637
Diluted net income per share attributable to Weibo	$2.52	$2.18	$1.38